Waddell & Reed Advisors Funds
        Waddell & Reed Advisors Accumulative Fund
        Waddell & Reed Advisors Core Investment Fund
        Waddell & Reed Advisors Science and
          Technology Fund

     Semiannual
     Report
     -----------------
     December 31, 2001

CONTENTS

         3     President's Letter

         5     Waddell & Reed Advisors Accumulative Fund

        18     Waddell & Reed Advisors Core Investment Fund

        31     Waddell & Reed Advisors Science and
                 Technology Fund

        48     Notes to Financial Statements

        58     Independent Auditors' Report

        59     Directors & Officers

        60     Houselding Notice












This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Waddell & Reed Advisors Funds, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF WADDELL & REED ADVISORS FUNDS
     December 31, 2001

Dear Shareholder:

We are pleased to share with you this report on your Fund's operations for the six months ended December 31, 2001.

The last six months were dominated by the tragic events of September 11, 2001, the onset of the war on terrorism, and a difficult, recessionary market environment. The attacks were emotionally staggering, yet they seemed to have helped solidify our resolve as a country and to remind us of the robust nature of the American spirit. Many of us have faced these challenges and turned them into opportunities: to reconnect with loved ones, to renew commitments to our values and to use our experiences to move forward. We also can take encouragement from the fact that, by year-end, the economy showed some indications of turning around.

Apparently spurred by the Federal Reserve's eleven interest rate cuts during 2001, along with some early success in the war, the markets recovered somewhat toward the end of the year as many analysts began to anticipate a recovery in 2002. While we view this as a positive sign for the year to come, we believe that the challenges of 2001 may take some time to overcome.

At December 31, many of the primary equity indexes posted losses for the second half of 2001. For the last six months, the technology-heavy Nasdaq Industrials Index was down 8.40 percent. The other two major indexes also suffered during the period, although not quite as much, as the S&P 500 Index declined 5.60 percent and the Dow Jones Industrial Average declined 3.72 percent.

By contrast, bonds have done a bit better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing
4.73 percent for the period. It appears that a combination of the declining stock market, interest rate cuts and a slower economy has helped bond performance over the last six months.

As you review your finances, it is helpful to note that, while the market may decline in the face of economic uncertainty and geopolitical events, it often rebounds over the intermediate or long term. While the current circumstances may be difficult, we believe that it is unwise to act impulsively. We believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.



Respectfully,
Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND
-----------------------------------------------------------------
Accumulative Fund

GOALS
Seeks capital growth, with current income as a secondary goal.

Strategy
Invests primarily in common stocks of U.S. and foreign companies with large market capitalizations that have slightly higher market volatility and slightly higher growth rates than other stocks.

Founded
1940

Scheduled Dividend Frequency
Semiannually (June and December)

Performance Summary -- Class A Shares

        Per Share Data
For the Six Months Ended December 31, 2001
-----------------------------------------

Dividend paid                    $0.01
                                 =====
Capital gains distribution       $0.85
                                 =====
Net asset value on
  12-31-01  $6.28 adjusted to:   $7.13(A)
   6-30-01                       $7.60
                                 -----
Change per share                $(0.47)
                                 =====

(A)This number includes the capital gains distribution of $0.85 paid in December 2001 added to the actual net asset value on December 31, 2001.

   Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01   -20.31%      -15.45%         -19.31%       -16.39%
 5-year period
  ended 12-31-01    13.85%       15.21%           ---           ---
10-year period
  ended 12-31-01    13.63%       14.30%           ---           ---
Since inception
  of Class(F)        ---          ---             8.46%         9.35%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)

Period               Class C(B)  Class Y(C)
------            ----------   ----------
 1-year period
  ended 12-31-01    -16.42%     -15.28%
 5-year period
  ended 12-31-01     ---         15.39%
10-year period
  ended 12-31-01     ---          ---
Since inception
  of Class(D)        8.73%       15.68%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-6-99 for Class C shares and 7-11-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND
-----------------------------------------------------------------
Portfolio Highlights

On December 31, 2001, Waddell & Reed Advisors Accumulative Fund had net assets totaling $2,126,390,761 invested in a diversified portfolio of:

   96.31% Common Stocks
    3.69% Cash and Cash Equivalents


As a shareholder of Waddell & Reed Advisors Accumulative Fund, for every $100 you had invested on December 31, 2001, your Fund owned:

 $39.71  Manufacturing Stocks
  22.85  Finance, Insurance and Real Estate Stocks
  14.01 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
  11.71  Services Stocks
   3.82  Wholesale and Retail Trade Stocks
   3.69  Cash and Cash Equivalents
   2.63  Mining Stocks
   1.58  Contract Construction Stock

THE INVESTMENTS OF ACCUMULATIVE FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS
Business Services - 8.85%
 AOL Time Warner Inc.*  .................. 1,500,000 $   48,150,000
 Amdocs Limited*  ........................   500,000     16,985,000
 Clear Channel Communications, Inc.*  ....   500,000     25,455,000
 DST Systems, Inc.*  .....................   500,000     24,925,000
 FleetBoston Financial Corporation  ......   700,000     25,550,000
 Midway Games Inc.*  .....................   630,000      9,456,300
 Openwave Systems Inc.*  .................   700,000      6,856,500
 SAP Aktiengesellschaft, ADR  ............   700,000     22,351,000
 THQ Inc.*  ..............................   175,000      8,474,375
                                                     --------------
                                                        188,203,175
                                                     --------------

Chemicals and Allied Products - 10.93%
 Aphton Corporation*  ....................   300,000      4,354,500
 King Pharmaceuticals, Inc.*  ............   800,000     33,704,000
 Pfizer Inc.  ............................ 2,200,000     87,670,000
 Pharmacia Corporation  .................. 2,500,000    106,625,000
                                                     --------------
                                                        232,353,500
                                                     --------------

Communication - 13.15%
 AT&T Wireless Services, Inc.*  .......... 3,000,000     43,110,000
 Adelphia Communications Corporation,
   Class A* ..............................   500,000     15,592,500
 Charter Communications, Inc.*  .......... 2,500,000     41,087,500
 Comcast Corporation, Class A Special*  ..   600,000     21,603,000
 Cox Communications, Inc., Class A*  .....   600,000     25,146,000
 Nextel Communications, Inc.*  ........... 5,000,000     54,775,000
 Qwest Communications International Inc.   2,000,000     28,260,000
 SBC Communications Inc.  ................   650,000     25,460,500
 Western Wireless Corporation, Class A*  .   870,000     24,581,850
                                                     --------------
                                                        279,616,350
                                                     --------------


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF ACCUMULATIVE FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 12.85%
 Bank of New York Company, Inc. (The)  ... 1,000,000 $   40,800,000
 BANK ONE CORPORATION  ...................   600,000     23,430,000
 Citigroup Inc.  ......................... 2,000,000    100,960,000
 KeyCorp  ................................ 1,000,000     24,340,000
 U.S. Bancorp  ........................... 1,000,000     20,930,000
 Wachovia Corporation  ................... 2,000,000     62,720,000
                                                     --------------
                                                        273,180,000
                                                     --------------

Electronic and Other Electric Equipment - 7.58%
 Amphenol Corporation, Class A*  .........   250,000     12,012,500
 Flextronics International Ltd.*  ........   400,000      9,598,000
 Integrated Device Technology, Inc.*  ....   300,000      7,978,500
 Intel Corporation  ...................... 2,000,000     62,890,000
 International Rectifier Corporation*  ...   400,000     13,952,000
 Jabil Circuit, Inc.*  ...................   500,000     11,360,000
 Nortel Networks Corporation  ............ 1,500,000     11,250,000
 RF Micro Devices, Inc.*  ................   700,000     13,454,000
 Vitesse Semiconductor Corporation*  ..... 1,500,000     18,637,500
                                                     --------------
                                                        161,132,500
                                                     --------------

Fabricated Metal Products - 1.81%
 Alliant Techsystems Inc.*  ..............   500,000     38,600,000
                                                     --------------

General Merchandise Stores - 3.82%
 Target Corporation  ..................... 1,000,000     41,050,000
 Wal-Mart Stores, Inc.  ..................   700,000     40,285,000
                                                     --------------
                                                         81,335,000
                                                     --------------

Health Services - 2.86%
 Health Management Associates, Inc.,
   Class A* .............................. 3,300,000     60,720,000
                                                     --------------

Heavy Construction, Excluding Building - 1.58%
 Fluor Corporation  ......................   900,000     33,660,000
                                                     --------------


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF ACCUMULATIVE FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 3.17%
 Caterpillar Inc.  .......................   500,000 $   26,125,000
 Illinois Tool Works Inc.  ...............   300,000     20,316,000
 Ingersoll-Rand Company  .................   500,000     20,905,000
                                                     --------------
                                                         67,346,000
                                                     --------------

Instruments and Related Products - 4.36%
 Northrop Grumman Corporation  ...........   500,000     50,405,000
 Raytheon Company  ....................... 1,300,000     42,211,000
                                                     --------------
                                                         92,616,000
                                                     --------------

Insurance Agents, Brokers and Service - 1.30%
 Gallagher (Arthur J.) & Co.  ............   800,000     27,592,000
                                                     --------------

Insurance Carriers - 7.47%
 Allmerica Financial Corporation  ........   500,000     22,275,000
 Allstate Corporation (The)  ............. 1,000,000     33,700,000
 American International Group, Inc.  .....   900,000     71,460,000
 CNA Financial Corporation*  .............   800,000     23,336,000
 Prudential Financial, Inc.*  ............   242,950      8,063,511
                                                     --------------
                                                        158,834,511
                                                     --------------

Nondepository Institutions - 1.23%
 Freddie Mac  ............................   400,000     26,160,000
                                                     --------------

Oil and Gas Extraction - 2.63%
 Anadarko Petroleum Corporation  .........   500,000     28,425,000
 Apache Corporation  .....................   550,000     27,434,000
                                                     --------------
                                                         55,859,000
                                                     --------------

Paper and Allied Products - 2.17%
 Mead Corporation (The)  .................   500,000     15,445,000
 Smurfit-Stone Container Corporation*  ... 1,300,000     20,754,500
 Westvaco Corporation  ...................   350,200      9,963,190
                                                     --------------
                                                         46,162,690
                                                     --------------


See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF ACCUMULATIVE FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Petroleum and Coal Products - 6.84%
 Amerada Hess Corporation  ...............   500,000 $   31,250,000
 BP Amoco p.l.c., ADR  ...................   700,000     32,557,000
 Conoco Inc.  ............................ 1,500,000     42,450,000
 Exxon Mobil Corporation  ................ 1,000,000     39,300,000
                                                     --------------
                                                        145,557,000
                                                     --------------

Railroad Transportation - 0.86%
 Norfolk Southern Corporation  ........... 1,000,000     18,330,000
                                                     --------------

Transportation Equipment - 2.85%
 Lockheed Martin Corporation  ............ 1,300,000     60,671,000
                                                     --------------

TOTAL COMMON STOCKS - 96.31%                         $2,047,928,726
 (Cost: $2,150,645,121)

TOTAL SHORT-TERM SECURITIES - 6.15%                  $  130,864,541
 (Cost: $130,864,541)

TOTAL INVESTMENT SECURITIES - 102.46%                $2,178,793,267
 (Cost: $2,281,509,662)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.46%)     (52,402,506)

NET ASSETS - 100.00%                                 $2,126,390,761


Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

 See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

 See Note 3 to financial statements for cost and unrealized   appreciation and
 depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     ACCUMULATIVE FUND
     December 31, 2001
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities --
   at value (Notes 1 and 3) ................................$2,178,793
 Cash  .....................................................         1
 Receivables:
   Investment securities sold ..............................    22,098
   Fund shares sold ........................................     3,124
   Dividends and interest ..................................     1,406
 Prepaid insurance premium  ................................        41
                                                            ----------
    Total assets  .......................................... 2,205,463
                                                            ----------
LIABILITIES
 Payable for investment securities purchased  ..............    65,790
 Payable to Fund shareholders  .............................    12,461
 Accrued service fee (Note 2)  .............................       357
 Accrued shareholder servicing (Note 2)  ...................       240
 Accrued distribution fee (Note 2)  ........................        74
 Accrued management fee (Note 2)  ..........................        39
 Accrued accounting services fee (Note 2)  .................        10
 Other  ....................................................       101
                                                            ----------
    Total liabilities  .....................................    79,072
                                                            ----------
      Total net assets  ....................................$2,126,391
                                                            ==========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ...........................................$  338,938
   Additional paid-in capital .............................. 2,106,322
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .........     3,314
   Accumulated undistributed net realized loss
    on investment transactions  ............................  (219,448)
   Net unrealized depreciation in value of investments......  (102,735)
                                                            ----------
    Net assets applicable to outstanding units of capital  .$2,126,391
                                                            ==========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................     $6.28
 Class B  ..................................................     $6.18
 Class C  ..................................................     $6.17
 Class Y  ..................................................     $6.28
Capital shares outstanding:
 Class A  ..................................................   329,822
 Class B  ..................................................     6,244
 Class C  ..................................................     1,829
 Class Y  ..................................................     1,043
Capital shares authorized ..................................   500,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     ACCUMULATIVE FUND
     For the Six Months Ended December 31, 2001
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends (net of foreign withholding
    taxes of $26)  .....................                $  11,427
   Interest and amortization ...........                    3,741
                                                        ---------
    Total income  ......................                   15,168
 Expenses (Note 2):                                     ---------
   Investment management fee ...........                    7,223
   Service fee:
    Class A  ...........................                    2,525
    Class B  ...........................                       41
    Class C  ...........................                       10
   Shareholder servicing:
    Class A  ...........................                    1,420
    Class B  ...........................                       77
    Class C  ...........................                       16
    Class Y ............................                        5
   Distribution fee:
    Class A  ...........................                      107
    Class B  ...........................                      123
    Class C  ...........................                       31
   Accounting services fee .............                       59
   Custodian fees ......................                       26
   Legal fees ..........................                       24
   Audit fees ..........................                       12
   Other ...............................                      154
                                                        ---------
    Total expenses  ....................                   11,853
                                                        ---------
      Net investment income ............                    3,315
REALIZED AND UNREALIZED                                 ---------
GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ......                 (173,548)
 Realized net gain on foreign
   currency transactions................                       32
                                                        ---------
   Realized net loss on investments.....                 (173,516)
 Unrealized appreciation in value
   of investments during the period.....                   36,059
                                                        ---------
    Net loss on investments  ...........                 (137,457)
      Net decrease in net assets                        ---------
       resulting from operations .......                $(134,142)
                                                        =========

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     ACCUMULATIVE FUND
     (In Thousands)
                                     For the    For the     For the
                                         six     fiscal      fiscal
                                      months     period        year
                                       ended      ended       ended
                                  December 31,  June 30,  December 31,
                                        2001       2001        2000
                                     ---------    ------    --------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income ..........  $  3,315   $   6,623  $   16,104
   Realized net gain (loss)
    on investments  ...............  (173,516)    (27,547)    716,568
   Unrealized appreciation
    (depreciation)  ...............    36,059    (245,010)   (288,603)
                                   ----------  ----------  ----------
    Net increase (decrease) in net
      assets resulting from
      operations ..................  (134,142)   (265,934)    444,069
                                   ----------  ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  ......................    (2,744)     (5,923)    (16,833)
    Class B  ......................       ---         ---         ---
    Class C  ......................       ---         ---         ---
    Class Y  ......................       (15)        (26)        (50)
   Realized net gains on
    investment transactions:
    Class A  ......................  (248,948)        ---    (552,449)
    Class B  ......................    (4,474)        ---      (3,970)
    Class C  ......................    (1,298)        ---        (728)
    Class Y  ......................      (782)        ---      (1,303)
                                   ----------  ----------  ----------
                                     (258,261)     (5,949)   (575,333)
                                   ----------  ----------  ----------
 Capital share transactions (Note 5)  200,238       3,760     463,334
                                   ----------  ----------  ----------
   Total increase (decrease) ......  (192,165)   (268,123)    332,070
NET ASSETS
 Beginning of period  ............. 2,318,556   2,586,679   2,254,609
                                   ----------  ----------  ----------
 End of period  ...................$2,126,391  $2,318,556  $2,586,679
                                   ==========  ==========  ==========
   Undistributed net
    investment income  ............$    3,314  $    2,726  $    2,120
                                        =====       =====       =====

*See "Financial Highlights" on pages 14 - 17.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ACCUMULATIVE FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                   For the  For the
                      six    fiscal
                    months   periodFor the fiscal year ended December 31,
                     ended    ended-----------------------------------------
                   12-31-01 6-30-01   2000    1999   1998    1997   1996
                   ----------------  -----   -----  -----   -----  -----
Net asset value,
 beginning of period  $7.60  $8.50   $9.14  $8.28   $7.77  $7.75   $7.78
                       ----   ----    ----   ----    ----   ----   ----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.01    0.02   0.07    0.03   0.10    0.10   0.11
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.47)  (0.90)  1.70    2.01   1.60    2.14   0.82
                       ----   ----    ----   ----    ----   ----   ----
Total from investment
 operations  .......  (0.46)  (0.88)  1.77    2.04   1.70    2.24   0.93
                       ----   ----    ----   ----    ----   ----   ----
Less distributions:
 From net investment
   income ..........  (0.01)  (0.02) (0.07)  (0.03) (0.11)  (0.09) (0.11)
 From capital gains           (0.85) (0.00)  (2.34) (1.15)  (1.08) (2.13)
 (0.85)
                       ----   ----    ----   ----    ----   ----   ----
Total distributions           (0.86) (0.02)  (2.41) (1.18)  (1.19) (2.22)
 (0.96)
                       ----   ----    ----   ----    ----   ----   ----
Net asset value,
 end of period  ....  $6.28   $7.60  $8.50   $9.14  $8.28   $7.77  $7.75
                       ====   ====    ====   ====    ====   ====   ====
Total return* ......  -5.69% -10.35% 20.16%  25.72% 22.62%  29.58% 12.18%
Net assets, end of
 period (in millions) $2,070 $2,277  $2,558 $2,247  $1,864 $1,595  $1,285
Ratio of expenses to
 average net assets    1.08%**1.04%** 1.02%  0.98%   0.88%  0.82%  0.83%
Ratio of net investment
 income to average
 net assets  .......   0.33%** 0.58%**0.67%   0.30%  1.12%   1.16%  1.34%
Portfolio turnover
 rate  ............. 187.43% 184.75%384.37% 372.35%373.78% 313.99%240.37%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ACCUMULATIVE FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                            For theFor the For the period
                                six fiscal  fiscal   from
                             months period    year10-4-99*
                              ended  ended   endedthrough
                           12-31-016-30-0112-31-0012-31-99
                           --------------------------------
Net asset value,
 beginning of period         $7.53   $8.44  $9.12   $8.43
                             -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income (loss)....          (0.01) (0.01)   0.00  (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.49) (0.90)   1.66   1.85
                             -----  -----   -----  -----
Total from investment
 operations  .......          (0.50) (0.91)   1.66   1.84
                             -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........          (0.00) (0.00)  (0.00) (0.00)
 From capital gains           (0.85)  (0.00) (2.34)  (1.15)
                             -----  -----   -----  -----
Total distributions           (0.85)  (0.00) (2.34)  (1.15)
                             -----  -----   -----  -----
Net asset value,
 end of period  ....          $6.18  $7.53   $8.44  $9.12
                             =====  =====   =====  =====
Total return .......          -6.28%-10.78%  18.92% 22.89%
Net assets, end of
 period (in
 millions)  ........            $39    $29     $19     $3
Ratio of expenses to
 average net assets            2.17%** 2.12%**2.02%   2.24%**
Ratio of net investment
 loss to average
 net assets  .......          -0.79%**-0.54%**-0.23%-1.40%**
Portfolio turnover
 rate  .............         187.43%184.75% 384.37%372.35%***

  *Commencement of operations of the class.
 **Annualized.
***For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ACCUMULATIVE FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                            For theFor the For the period
                                six fiscal  fiscal   from
                             months period    year10-6-99*
                              ended  ended   endedthrough
                           12-31-016-30-0112-31-0012-31-99
                            ------------------------------
Net asset value,
 beginning of period         $7.52   $8.43  $9.12   $8.53
                             -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income (loss) ...          (0.00) (0.01)   0.00  (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.50) (0.90)   1.65   1.75
                             -----  -----   -----  -----
Total from investment
 operations  .......          (0.50) (0.91)   1.65   1.74
                             -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........          (0.00) (0.00)  (0.00) (0.00)
 From capital gains           (0.85)  (0.00) (2.34)  (1.15)
                             -----  -----   -----  -----
Total distributions           (0.85)  (0.00) (2.34)  (1.15)
                             -----  -----   -----  -----
Net asset value,
 end of period  ....          $6.17  $7.52   $8.43  $9.12
                             =====  =====    ====  =====
Total return .......          -6.31%-10.80%  18.81% 21.45%
Net assets, end of
 period (in
 thousands)  .......        $11,291 $5,775  $3,700   $347
Ratio of expenses to
 average net assets            2.08%** 2.11%**2.10%   2.28%**
Ratio of net investment
 loss to average
 net assets  .......          -0.71%**-0.54%**-0.31%-1.35%**
Portfolio turnover
 rate  .............         187.43%184.75% 384.37%372.35%***

  *Commencement of operations of the class.
 **Annualized.
***For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     ACCUMULATIVE FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                   For the  For the
                      six    fiscal
                    months   periodFor the fiscal year ended December 31,
                     ended    ended-----------------------------------------
                   12-31-01 6-30-01   2000    1999   1998    1997   1996
                   ----------------  -----   -----  -----   -----  -----
Net asset value,
 beginning of period  $7.60  $8.49   $9.14  $8.28   $7.77  $7.75   $7.78
                       ----   ----    ----   ----    ----   ----   ----
Income (loss) from investment
 operations:
 Net investment income 0.02   0.03    0.08   0.04    0.12   0.11   0.12
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.47)  (0.89)  1.70    2.01   1.59    2.14   0.82
                       ----   ----    ----   ----    ----   ----   ----
Total from investment
 operations  .......  (0.45)  (0.86)  1.78    2.05   1.71    2.25   0.94
                       ----   ----    ----   ----    ----   ----   ----
Less distributions:
 From net investment
   income ..........  (0.02)  (0.03) (0.09)  (0.04) (0.12)  (0.10) (0.12)
 From capital gains   (0.85) (0.00)  (2.34) (1.15)  (1.08) (2.13)  (0.85)
                       ----   ----    ----   ----    ----   ----   ----
Total distributions   (0.87) (0.03)  (2.43) (1.19)  (1.20) (2.23)  (0.97)
                       ----   ----    ----   ----    ----   ----   ----
Net asset value,
 end of period  ....  $6.28   $7.60  $8.49   $9.14  $8.28   $7.77  $7.75
                       ====   ====    ====   ====    ====   ====   ====
Total return .......  -5.59% -10.26% 20.39%  25.95% 22.79%  29.67% 12.27%
Net assets, end of
 period (in
 millions)  ........     $6      $7     $6      $5     $4      $4     $3
Ratio of expenses to
 average net assets    0.85%* 0.83%*  0.84%  0.80%   0.75%  0.75%  0.74%
Ratio of net investment
 income to average
 net assets  .......   0.55%*  0.75%* 0.85%   0.49%  1.21%   1.22%  1.45%
Portfolio turnover
 rate  ............. 187.43% 184.75%384.37% 372.35%373.78% 313.99%240.37%

*Annualized
See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND
-----------------------------------------------------------------
Core Investment Fund

GOALS
Seeks capital growth and income, with a primary emphasis on income.

Strategy
Invests in the common stocks of large U.S. and foreign companies with dominant market positions in their industries and that have the potential for capital appreciation or that the Fund's investment manager expects to resist market decline.

Founded
1940

Scheduled Dividend Frequency
Quarterly (March, June, September, December)

Performance Summary -- Class A Shares

        Per Share Data
For the Six Months Ended December 31, 2001
---------------------------------------------

Dividends paid                   $0.01
                                 =====
Capital gains distribution       $0.26
                                 =====

Net asset value on
  12-31-01 $5.72 adjusted to:    $5.98(A)
   6-30-01                        6.27
                                 -----
Change per share                $(0.29)
                                 =====

(A)This number includes the capital gains distribution of $0.26 paid in December 2001 added to the actual net asset value on December 31, 2001.

   Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND
-----------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01   -20.17%      -15.30%         -19.30%       -16.10%
 5-year period
  ended 12-31-01     9.99%       11.30%           ---           ---
10-year period
  ended 12-31-01    12.35%       13.02%           ---           ---
Since inception
  of Class(F)        ---          ---            -0.31%        0.65%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period               Class C(B)  Class Y(C)
------            ----------   ----------
 1-year period
  ended 12-31-01   -16.24%      -14.96%
 5-year period
  ended 12-31-01     ---         11.55%
10-year period
  ended 12-31-01     ---          ---
Since inception
  of Class(D)        0.59%       13.25%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 6-19-95 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND
-----------------------------------------------------------------
Portfolio Highlights

On December 31, 2001, Waddell & Reed Advisors Core Investment Fund had net assets totaling $6,763,207,374 invested in a diversified portfolio of:

   98.48% Common Stocks
    1.02% Cash and Cash Equivalents
    0.50% Preferred Stock




As a shareholder of Waddell & Reed Advisors Core Investment Fund, for every $100 you had invested on December 31, 2001, your Fund owned:

 $45.77  Manufacturing Stocks
  16.61  Finance, Insurance and Real Estate Stocks
  11.85 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
  11.13  Services Stocks
   8.88  Mining Stocks
   3.72  Wholesale and Retail Trade Stocks
   1.02  Cash and Cash Equivalents
   0.52  Miscellaneous Investing Institutions Stock
   0.50  Preferred Stock

THE INVESTMENTS OF CORE INVESTMENT FUND
     December 31, 2001

                                              Shares          Value

COMMON STOCKS
Amusement and Recreation Services - 0.94%
 Walt Disney Company (The)  .............. 3,061,000$    63,423,920
                                                     --------------

Business Services - 10.19%
 AOL Time Warner Inc.*  .................. 5,547,900    178,087,590
 Clear Channel Communications, Inc.*  .... 2,358,500    120,071,235
 eBay Inc.*  ............................. 1,271,500     85,056,993
 Microsoft Corporation*  ................. 3,621,400    239,935,857
 SAP Aktiengesellschaft, ADR  ............   607,600     19,400,668
 Veritas Software Corp.*  ................ 1,045,700     46,883,959
                                                     --------------
                                                        689,436,302
                                                     --------------

Chemicals and Allied Products - 19.79%
 Air Products and Chemicals, Inc.  ....... 1,617,800     75,890,998
 American Home Products Corporation  ..... 1,207,100     74,067,656
 Biogen, Inc.*  .......................... 1,236,800     70,936,664
 Dow Chemical Company (The)  ............. 3,552,100    119,989,938
 du Pont (E.I.) de Nemours and Company  .. 2,300,000     97,773,000
 Forest Laboratories, Inc.*  ............. 2,865,600    234,835,920
 Johnson & Johnson  ......................   816,400     48,249,240
 King Pharmaceuticals, Inc.*  ............ 3,485,333    146,837,079
 Merck & Co., Inc.  ...................... 1,078,100     63,392,280
 Pfizer Inc.  ............................ 4,579,650    182,499,053
 Pharmacia Corporation  .................. 2,317,300     98,832,845
 Schering-Plough Corporation  ............ 3,491,400    125,027,034
                                                     --------------
                                                      1,338,331,707
                                                     --------------

Communication - 9.22%
 BellSouth Corporation  .................. 1,717,400     65,518,810
 Cox Communications, Inc., Class A*  ..... 4,166,900    174,634,779
 Nextel Communications, Inc.*  ........... 6,000,100     65,731,096
 SBC Communications Inc.  ................ 3,274,600    128,266,082
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ............................... 7,831,900     40,921,677
 Viacom Inc., Class B*  .................. 1,630,300     71,977,745
 Vodafone Group Plc, ADR  ................ 2,964,000     76,115,520
                                                     --------------
                                                        623,165,709
                                                     --------------


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF CORE INVESTMENT FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 5.03%
 Morgan (J.P.) Chase & Co.  .............. 3,339,400 $  121,387,190
 U.S. Bancorp  ........................... 5,146,500    107,716,245
 UBS AG, Registered Shares (A)  ..........   550,250     27,776,007
 Wells Fargo & Company  .................. 1,908,300     82,915,635
                                                     --------------
                                                        339,795,077
                                                     --------------

Electric, Gas and Sanitary Services - 2.63%
 El Paso Corporation  .................... 3,988,200    177,913,602
                                                     --------------

Electronic and Other Electric Equipment - 6.96%
 Analog Devices, Inc.*  .................. 1,436,000     63,744,040
 General Electric Company  ............... 4,090,000    163,927,200
 Intel Corporation  ...................... 2,574,000     80,939,430
 Nokia Oyj (A)  .......................... 2,388,500     61,575,989
 Texas Instruments Incorporated  ......... 2,243,200     62,809,600
 Xilinx, Inc.*  ..........................   969,900     37,864,896
                                                     --------------
                                                        470,861,155
                                                     --------------

Food and Kindred Products - 1.08%
 Anheuser-Busch Companies, Inc.  ......... 1,617,900     73,145,259
                                                     --------------

Furniture and Home Furnishings Stores - 0.50%
 Best Buy Co., Inc.*  ....................   457,400     34,067,152
                                                     --------------

General Merchandise Stores - 3.22%
 Target Corporation  ..................... 5,300,900    217,601,945
                                                     --------------

Holding and Other Investment Offices - 0.52%
 Zurich Financial Services (A)  ..........   151,000     35,428,287
                                                     --------------


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF CORE INVESTMENT FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 8.00%
 Baker Hughes Incorporated  .............. 4,949,000 $  180,490,030
 Caterpillar Inc.  ....................... 1,432,000     74,822,000
 Cisco Systems, Inc.*  ................... 4,819,400     87,303,431
 Deere & Company*  ....................... 1,909,600     83,373,136
 Dell Computer Corporation*  ............. 2,186,500     59,396,273
 EMC Corporation*  ....................... 4,160,300     55,914,432
                                                     --------------
                                                        541,299,302
                                                     --------------

Instruments and Related Products - 2.48%
 Guidant Corporation*  ................... 2,400,000    119,520,000
 Medtronic, Inc.  ........................   941,000     48,188,610
                                                     --------------
                                                        167,708,610
                                                     --------------

Insurance Carriers - 5.22%
 American International Group, Inc.  ..... 1,869,180    148,412,892
 Chubb Corporation (The)  ................ 1,891,600    130,520,400
 Munchener Ruckversicherungs -
   Gesellschaft Aktiengesellschaft (A) ...   271,900     73,848,045
                                                     --------------
                                                        352,781,337
                                                     --------------

Nondepository Institutions - 2.70%
 Fannie Mae  ............................. 1,170,950     93,090,525
 Freddie Mac  ............................ 1,371,600     89,702,640
                                                     --------------
                                                        182,793,165
                                                     --------------

Oil and Gas Extraction - 8.88%
 Anadarko Petroleum Corporation  ......... 4,095,800    232,846,230
 Burlington Resources Inc.  .............. 4,006,800    150,415,272
 Schlumberger Limited*  .................. 2,472,000    135,836,400
 Transocean Sedco Forex Inc.  ............ 2,411,461     81,555,611
                                                     --------------
                                                        600,653,513
                                                     --------------


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF CORE INVESTMENT FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Petroleum and Coal Products - 3.48%
 Exxon Mobil Corporation  ................ 3,345,440 $  131,475,792
 Royal Dutch Petroleum Company, NY Shares  2,120,000    103,922,400
                                                     --------------
                                                        235,398,192
                                                     --------------

Primary Metal Industries - 1.63%
 Alcoa Incorporated  ..................... 3,104,500    110,364,975
                                                     --------------

Security and Commodity Brokers - 3.66%
 Charles Schwab Corporation (The)  ....... 4,550,600     70,397,782
 Goldman Sachs Group, Inc. (The)  ........ 1,908,500    177,013,375
                                                     --------------
                                                        247,411,157
                                                     --------------

Transportation Equipment - 2.35%
 Lockheed Martin Corporation  ............ 3,399,200    158,640,664
                                                     --------------

TOTAL COMMON STOCKS - 98.48%                         $6,660,221,030
 (Cost: $5,224,709,718)

PREFERRED STOCK - 0.50%
Communication
 Cox Communications, Inc., 7.0%, Convertible 615,400 $   33,951,618
                                                     --------------
 (Cost: $30,777,167)

TOTAL SHORT-TERM SECURITIES - 1.39%                  $   93,943,468
 (Cost: $93,943,468)

TOTAL INVESTMENT SECURITIES - 100.37%                $6,788,116,116
 (Cost: $5,349,430,353)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.37%)     (24,908,742)

NET ASSETS - 100.00%                                 $6,763,207,374


See Notes to Schedule of Investments on page 23.

THE INVESTMENTS OF CORE INVESTMENT FUND
     December 31, 2001


Notes to Schedule of Investments

  *No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     CORE INVESTMENT FUND
     December 31, 2001
     (In Thousands, Except for Per Share Amounts)

ASSETS
 Investment securities -- at value (Notes 1 and 3)  ........$6,788,116
 Receivables:
   Dividends and interest ..................................     7,819
   Fund shares sold ........................................     5,915
 Prepaid insurance premium  ................................        78
                                                            ----------
    Total assets  .......................................... 6,801,928
                                                            ----------
LIABILITIES
 Payable to Fund shareholders  .............................    36,021
 Accrued service fee (Note 2)  .............................     1,008
 Accrued shareholder servicing (Note 2)  ...................       871
 Accrued distribution fee (Note 2)  ........................       351
 Accrued management fee (Note 2)  ..........................       109
 Accrued accounting services fee (Note 2)  .................        10
 Due to custodian ..........................................         4
 Other  ....................................................       347
                                                            ----------
    Total liabilities  .....................................    38,721
                                                            ----------
      Total net assets  ....................................$6,763,207
                                                            ==========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ...........................................$1,181,988
   Additional paid-in capital .............................. 4,580,301
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .........     3,665
   Accumulated undistributed net realized
    loss on investment transactions ........................  (441,360)
   Net unrealized appreciation in value of investments...... 1,438,613
                                                            ----------
    Net assets applicable to outstanding
      units of capital .....................................$6,763,207
                                                            ==========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..................................................     $5.72
 Class B  ..................................................     $5.60
 Class C  ..................................................     $5.59
 Class Y  ..................................................     $5.73
Capital shares outstanding:
 Class A  .................................................. 1,133,853
 Class B  ..................................................    16,527
 Class C  ..................................................     4,529
 Class Y  ..................................................    27,079
Capital shares authorized .................................. 1,970,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     CORE INVESTMENT FUND
     For the Six Months Ended December 31, 2001
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Dividends (net of foreign withholding taxes
    of $249) ...........................                $  37,312
   Interest and amortization ...........                    2,908
                                                        ---------
    Total income  ......................                   40,220
                                                        ---------
 Expenses (Note 2):
   Investment management fee............                   19,970
   Service fee:
    Class A  ...........................                    7,680
    Class B  ...........................                      107
    Class C  ...........................                       26
   Shareholder servicing:
    Class A  ...........................                    5,217
    Class B  ...........................                      223
    Class C  ...........................                       51
    Class Y  ...........................                      119
   Distribution fee:
    Class A  ...........................                      534
    Class B  ...........................                      320
    Class C  ...........................                       78
   Custodian fees ......................                      224
   Legal fees ..........................                       73
   Accounting services fee..............                       59
   Audit fees ..........................                       19
   Other ...............................                      389
                                                        ---------
    Total expenses  ....................                   35,089
                                                        ---------
      Net investment income ............                    5,131
                                                        ---------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ......                  (52,461)
 Realized net gain on foreign
   currency transactions ...............                       57
 Realized net loss on written call options                (13,003)
                                                        ---------
   Realized net loss on investments ....                  (65,407)
 Unrealized depreciation in value
   of investments during the period.....                 (275,487)
                                                        ---------
    Net loss on investments  ...........                 (340,894)
                                                        ---------
      Net decrease in net assets
       resulting from operations .......                $(335,763)
                                                        =========


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     CORE INVESTMENT FUND
     (In Thousands)
                                     For the    For the     For the
                                         six     fiscal      fiscal
                                      months     period        year
                                       ended      ended       ended
                                  December 31,  June 30,  December 31,
                                        2001       2001        2000
                                     ---------    ------    --------
INCREASE (DECREASE) IN NET ASSETS
 Operations:
   Net investment income ..........$    5,131  $    5,183  $   10,832
   Realized net gain (loss)
    on investments  ...............   (65,407)   (376,186)  1,701,930
   Unrealized depreciation ........  (275,487)   (603,637)   (922,789)
                                   ----------  ----------  ----------
    Net increase (decrease) in net assets
      resulting from operations ...  (335,763)   (974,640)    789,973
                                   ----------  ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  ......................    (6,084)     (7,037)     (6,785)
    Class B  ......................       ---         ---         ---
    Class C  ......................       ---         ---         ---
    Class Y  ......................      (412)       (480)       (443)
   Realized net gains on
    investment transactions:
    Class A  ......................  (278,780)        ---  (1,711,486)
    Class B  ......................    (3,990)        ---     (14,438)
    Class C  ......................    (1,071)        ---      (3,112)
    Class Y  ......................    (6,596)        ---     (43,005)
                                   ----------  ----------  ----------
                                     (296,933)     (7,517) (1,779,269)
                                   ----------  ----------  ----------
 Capital share transactions (Note 5)   18,252    (157,549)  1,107,519
                                   ----------  ----------  ----------
   Total increase (decrease) ......  (614,444) (1,139,706)    118,223
NET ASSETS
 Beginning of period  ............. 7,377,651   8,517,357   8,399,134
                                   ----------  ----------  ----------
 End of period  ...................$6,763,207  $7,377,651  $8,517,357
                                   ==========  ==========  ==========
   Undistributed net investment
    income  .......................$    3,665  $    4,973  $    7,396
                                       ======      ======      ======

*See "Financial Highlights" on pages 27 - 30.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CORE INVESTMENT FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*

                   For the  For the
                      six    fiscal
                    months   periodFor the fiscal year ended December 31,
                     ended    ended-----------------------------------------
                   12-31-01 6-30-01   2000    1999   1998    1997   1996
                   ----------------  -----   -----  -----   -----  -----
Net asset value,
 beginning of period  $6.27  $7.08   $8.13  $7.52   $7.59  $6.58   $5.79
                       ----   ----    ----   ----    ----   ----   ----
Income (loss) from investment
 operations:
 Net investment income 0.01   0.00    0.01   0.08    0.20   0.06   0.07
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.29)  (0.80)  0.77    1.13   1.66    1.73   1.10
                       ----   ----    ----   ----    ----   ----   ----
Total from investment
 operations  .......  (0.28)  (0.80)  0.78    1.21   1.86    1.79   1.17
                       ----   ----    ----   ----    ----   ----   ----
Less distributions:
 From net investment
   income ..........  (0.01)  (0.01) (0.01)  (0.08) (0.19)  (0.06) (0.06)
 From capital gains   (0.26) (0.00)  (1.82) (0.52)  (1.74) (0.72)  (0.32)
                       ----   ----    ----   ----    ----   ----   ----
Total distributions   (0.27) (0.01)  (1.83) (0.60)  (1.93) (0.78)  (0.38)
                       ----   ----    ----   ----    ----   ----   ----
Net asset value,
 end of period  ....  $5.72   $6.27  $7.08   $8.13  $7.52   $7.59  $6.58
                       ====   ====    ====   ====    ====   ====   ====
Total return** .....  -4.45% -11.35%  9.65%  16.41% 24.02%  27.34%    20.36%
Net assets, end of
 period (in
 millions)  ........ $6,490  $7,097 $8,219  $8,102 $7,368  $6,196     $4,851
Ratio of expenses to
 average net assets   1.02%***0.98%***0.94%   0.94%  0.89%   0.84%      0.86%
Ratio of net investment
 income to average
 net assets  .......  0.16%***0.14%***0.12%   0.94%  1.11%   0.74%      1.03%
Portfolio turnover
 rate  .............  10.87%  15.48% 48.05%  53.79% 49.29%  33.59%    22.24%

  *Per share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CORE INVESTMENT FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                            For theFor the For the period
                                six fiscal  fiscal   from
                             months period    year10-4-99*
                              ended  ended   endedthrough
                           12-31-016-30-0112-31-0012-31-99
                           -------------------------------
Net asset value,
 beginning of period         $6.16   $6.99  $8.13   $7.77
                             -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment loss         (0.01)  (0.02) (0.04)  (0.00)
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.29) (0.81)   0.72   0.88
                             -----  -----  ------  -----
Total from investment
 operations  .......          (0.30) (0.83)   0.68   0.88
                             -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........          (0.00) (0.00)  (0.00) (0.00)
 From capital gains           (0.26)  (0.00) (1.82)  (0.52)
                             -----  -----   -----  -----
Total distributions           (0.26)  (0.00) (1.82)  (0.52)
                             -----  -----   -----  -----
Net asset value,
 end of period  ....          $5.60  $6.16   $6.99  $8.13
                             =====  =====   =====  =====
Total return .......          -4.79%-11.87%   8.43% 11.53%
Net assets, end of
 period (in
 millions)  ........            $93    $86     $72    $13
Ratio of expenses to
 average net assets            2.14%** 2.07%**1.98%   2.18%**
Ratio of net investment
 loss to average
 net assets  .......          -0.96%**-0.93%**-0.91%-0.59%**
Portfolio turnover
 rate  .............          10.87% 15.48%  48.05% 53.79%***

  *Commencement of operations of the class.
 **Annualized.
***For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CORE INVESTMENT FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                            For theFor the For the period
                                six fiscal  fiscal   from
                             months period    year10-4-99*
                              ended  ended   endedthrough
                           12-31-016-30-0112-31-0012-31-99
                           --------------------------------
Net asset value,
 beginning of period         $6.16   $6.99  $8.13   $7.77
                             -----  -----   -----  -----
Income (loss) from investment
 operations:
 Net investment loss         (0.00)  (0.02) (0.03)  (0.00)
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.31) (0.81)   0.71   0.88
                             -----  -----   -----  -----
Total from investment
 operations  .......          (0.31) (0.83)   0.68   0.88
                             -----  -----   -----  -----
Less distributions:
 From net investment
   income ..........          (0.00) (0.00)  (0.00) (0.00)
 From capital gains           (0.26)  (0.00) (1.82)  (0.52)
                             -----  -----   -----  -----
Total distributions           (0.26)  (0.00) (1.82)  (0.52)
                             -----  -----   -----  -----
Net asset value,
 end of period  ....          $5.59  $6.16   $6.99  $8.13
                             =====  =====   =====  =====
Total return .......          -4.95%-11.87%   8.46% 11.53%
Net assets, end of
 period (in
 millions)  ........            $25    $19     $16     $1
Ratio of expenses to
 average net assets            2.11%** 2.10%**2.01%   2.23%**
Ratio of net investment
 loss to average
 net assets  .......          -0.93%**-0.96%**-0.95%-0.63%**
Portfolio turnover
 rate  .............          10.87% 15.48%  48.05% 53.79%***

  *Commencement of operations of the class.
 **Annualized.
***For the fiscal year ended December 31, 1999.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     CORE INVESTMENT FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*

                   For the  For the
                      six    fiscal
                    months   periodFor the fiscal year ended December 31,
                     ended    ended-----------------------------------------
                   12-31-01 6-30-01   2000    1999   1998    1997   1996
                   ----------------  -----   -----  -----   -----  -----
Net asset value,
 beginning of period  $6.27  $7.09   $8.13  $7.52   $7.59  $6.58   $5.79
                       ----   ----    ----   ----    ----   ----   ----
Income (loss) from investment
 operations:
 Net investment income 0.01   0.01    0.03   0.10    0.24   0.07   0.07
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.28)  (0.81)  0.77    1.13   1.66    1.73   1.11
                       ----   ----    ----   ----    ----   ----   ----
Total from investment
 operations  .......  (0.27)  (0.80)  0.80    1.23   1.90    1.80   1.18
                       ----   ----    ----   ----    ----   ----   ----
Less distributions:
 From net investment
   income ..........  (0.01)  (0.02) (0.02)  (0.10) (0.23)  (0.07) (0.07)
 From capital gains   (0.26) (0.00)  (1.82) (0.52)  (1.74)  (0.72) (0.32)
                       ----   ----    ----   ----    ----   ----   ----
Total distributions   (0.27) (0.02)  (1.84) (0.62)  (1.97)  (0.79) (0.39)
                       ----   ----    ----   ----    ----   ----   ----
Net asset value,
 end of period  ....  $5.73   $6.27  $7.09   $8.13  $7.52   $7.59  $6.58
                      =====  =====   =====  =====   =====  =====  =====
Total return .......  -4.09% -11.33%  9.88%  16.67% 24.27%  27.49% 20.53%
Net assets, end of
 period (in
 millions)  ........   $155    $176   $210    $283   $399    $299   $151
Ratio of expenses to
 average net assets    0.76%**0.74%** 0.74%  0.73%   0.71%  0.72%  0.73%
Ratio of net investment
 income to average
 net assets  .......   0.42%** 0.38%**0.33%   1.18%  1.29%   0.85%  1.17%
Portfolio turnover
 rate  .............  10.87%  15.48% 48.05%  53.79% 49.29%  33.59% 22.24%

 *Per share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
**Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND
----------------------------------------------------------------------
Science and Technology Fund

GOAL
Seeks long-term capital growth.

Strategy
Concentrates its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industry.

Founded
1950

Scheduled Dividend Frequency
Semiannually (June and December)


Performance Summary -- Class A Shares

        Per Share Data
For the Six Months Ended December 31, 2001
-------------------------------------------
Dividend paid                    $0.01
                                ======
Capital gains distribution       $0.16
                                ======

Net asset value on
  12-31-01 $9.26 adjusted to:    $9.42(A)
   6-30-01                        9.26
                                ------
Change per share                 $0.16
                                ======

(A)This number includes the capital gains distribution of $0.16 paid in December 2001 added to the actual net asset value on December 31, 2001.

   Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND
----------------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01   -18.39%      -13.42%         -17.98%       -14.63%
 5-year period
  ended 12-31-01    19.47%       20.89%           ---           ---
10-year period
  ended 12-31-01    16.70%       17.39%           ---           ---
Since inception
  of Class(F)        ---          ---            5.58%          6.46%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period               Class C(B)  Class Y(C)
------            ----------   ----------
 1-year period
  ended 12-31-01   -14.62%      -13.11%
 5-year period
  ended 12-31-01     ---         21.23%
10-year period
  ended 12-31-01     ---          ---
Since inception
  of Class(D)        6.50%       18.53%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 2-27-96 for Class Y shares (the date on which shares were first acquired by shareholders).

   Investing in companies involved in one specified sector may involve a greater degree of risk than an investment with greater diversification.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND
----------------------------------------------------------------------
Portfolio Highlights

On December 31, 2001, Waddell & Reed Advisors Science and Technology Fund had net assets totaling $2,649,509,127 invested in a diversified portfolio of:

   82.21% Common Stocks
   17.79% Cash and Cash Equivalents and Options


As a shareholder of Waddell & Reed Advisors Science and Technology Fund, for every $100 you had invested on December 31, 2001, your Fund owned:

 $43.26  Manufacturing Stocks
  17.79  Cash and Cash Equivalents and Options
  15.04  Services Stocks
  11.63 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   6.72  Finance, Insurance and Real Estate Stocks
   5.56  Mining Stocks

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS
Business Services - 7.65%
 AOL Time Warner Inc.*  .................. 1,237,700 $   39,730,170
 BAM! Entertainment, Inc.*  ..............   360,050      2,990,215
 E.piphany, Inc.*  ....................... 1,141,000      9,983,750
 Eclipsys Corporation*  .................. 1,181,000     19,775,845
 Edwards (J. D.) & Company*  ............. 1,862,200     30,716,989
 Getty Images, Inc.*  ....................   547,500     12,628,087
 Inktomi Corporation*  ................... 1,469,300      9,785,538
 Iona Technologies plc, ADR*  ............   368,800      7,475,576
 Micromuse Inc.*  ........................ 1,508,200     22,615,459
 Microsoft Corporation*  .................   189,300     12,542,071
 Veritas Software Corp. (A)*  ............   770,300     34,536,401
                                                     --------------
                                                        202,780,101
                                                     --------------

Chemicals and Allied Products - 23.21%
 American Home Products Corporation  .....   770,200     47,259,472
 Biogen, Inc.*  .......................... 1,332,500     76,425,538
 Bristol-Myers Squibb Company  ........... 1,153,400     58,823,400
 Cubist Pharmaceuticals, Inc.*  ..........   463,700     16,616,689
 Forest Laboratories, Inc. (A)*  ......... 1,059,700     86,842,415
 ICOS Corporation (A)* ...................   778,000     44,715,550
 IVAX Corporation*  ...................... 1,949,700     39,266,958
 Johnson & Johnson  ......................   907,200     53,615,520
 Merck & Co., Inc.  ......................   398,700     23,443,560
 Noven Pharmaceuticals, Inc.*  ........... 1,390,600     24,717,915
 Pfizer Inc.  ............................ 1,196,400     47,676,540
 QLT Inc.*  ..............................   952,300     24,207,466
 SICOR Inc.*  ............................   798,950     12,591,452
 Transkaryotic Therapies, Inc.*  ......... 1,373,500     58,710,258
                                                     --------------
                                                        614,912,733
                                                     --------------

Communication - 11.63%
 Adelphia Communications Corporation,
   Class A* .............................. 1,943,600     60,611,166
 Cox Communications, Inc., Class A*  ..... 1,172,300     49,131,093
 Research In Motion Limited (A)*  ........ 2,836,900     67,305,453
 Sprint Corporation - FON Group  ......... 3,860,400     77,516,832
 Telefonaktiebolaget LM Ericsson,
   ADR, Class B .......................... 3,241,900     16,938,927
 Vodafone Group Plc, ADR  ................ 1,422,700     36,534,936
                                                     --------------
                                                        308,038,407
                                                     --------------


See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 4.96%
 Concord EFS, Inc. (A)*  ................. 3,099,600 $  101,620,386
 Euronet Worldwide, Inc.*  ............... 1,635,450     29,707,949
                                                     --------------
                                                        131,328,335
                                                     --------------

Educational Services - 1.94%
 Edison Schools Inc.*  ................... 2,620,400     51,425,350
                                                     --------------

Electronic and Other Electric Equipment - 6.40%
 Agere Systems Inc.*  .................... 5,702,800     32,448,932
 Analog Devices, Inc.*  ..................   891,100     39,555,929
 Harmonic Inc.*  .........................   403,300      4,849,682
 LSI Logic Corporation*  ................. 1,067,700     16,848,306
 Lattice Semiconductor Corporation*  .....   943,200     19,396,908
 Micron Technology, Inc. (A)*  ...........   681,100     21,114,100
 QUALCOMM Incorporated*  .................   356,300     17,984,243
 Samsung Electronics Co., Ltd. (B)  ......    63,300     13,445,527
 Sony Corporation, ADR  ..................    89,700      4,045,470
                                                     --------------
                                                        169,689,097
                                                     --------------

Engineering and Management Services - 3.10%
 Incyte Pharmaceuticals, Inc.*  .......... 1,800,000     34,983,000
 Paychex, Inc.  .......................... 1,350,000     47,040,750
                                                     --------------
                                                         82,023,750
                                                     --------------

Health Services - 2.35%
 AMN Healthcare Services, Inc.*  .........   420,000     11,508,000
 Fisher & Paykel Industries Limited*  ....   153,031      4,313,179
 Health Management Associates, Inc.,
   Class A* ..............................   936,400     17,229,760
 Tenet Healthcare Corporation*  ..........   500,600     29,395,232
                                                     --------------
                                                         62,446,171
                                                     --------------

Industrial Machinery and Equipment - 7.58%
 Baker Hughes Incorporated  ..............   722,000     26,331,340
 Cisco Systems, Inc.*  ................... 1,764,800     31,969,352
 Cooper Cameron Corporation*  ............   257,300     10,384,628


See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment (Continued)
 EMC Corporation*  .......................   955,900 $   12,847,296
 Hewlett-Packard Company  ................ 1,015,200     20,852,208
 Pall Corporation  ....................... 1,142,700     27,493,362
 RSA Security Inc.*  ..................... 1,440,900     25,071,660
 Symbol Technologies, Inc.  .............. 2,882,900     45,780,452
                                                     --------------
                                                        200,730,298
                                                     --------------

Instruments and Related Products - 5.19%
 Garmin Ltd.*  ...........................   465,000      9,876,600
 Guidant Corporation*  ................... 2,001,800     99,689,640
 Northrop Grumman Corporation  ...........   277,300     27,954,613
                                                     --------------
                                                        137,520,853
                                                     --------------

Insurance Carriers - 1.76%
 Anthem, Inc.*  ..........................   944,000     46,728,000
                                                     --------------

Oil and Gas Extraction - 5.56%
 Apache Corporation  ..................... 1,276,330     63,663,340
 Burlington Resources Inc.  ..............   638,933     23,985,545
 Noble Affiliates, Inc.  .................   911,400     32,163,306
 Unocal Corporation  .....................   761,400     27,463,698
                                                     --------------
                                                        147,275,889
                                                     --------------

Petroleum and Coal Products - 0.56%
 Phillips Petroleum Company  .............   247,600     14,920,376
                                                     --------------

Primary Metal Industries - 0.32%
 Lone Star Technologies, Inc.*  ..........   480,800      8,462,080
                                                     --------------

TOTAL COMMON STOCKS - 82.21%                         $2,178,281,440
 (Cost: $1,905,987,198)


See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     December 31, 2001

                                           Number of
                                           Contracts          Value

OPTIONS
 Research In Motion Limited, March 20
   Purchased Put Options, Expires 3-16-02 28,369 $ 5,503,586 Schering-Plough Corporation, May 35
   Purchased Call Options, Expires 5-18-02    18,291      6,218,940
                                                     --------------
TOTAL OPTIONS - 0.44%                                $   11,722,526
                                                     --------------
 (Cost: $13,790,503)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Chemicals and Allied Products - 6.79%
 Abbott Laboratories:
   1.86%, 1-23-02 ........................   $25,000     24,971,583
   1.83%, 1-24-02 ........................    17,700     17,679,306
 Air Products and Chemicals, Inc.,
   1.98%, 1-4-02 .........................    17,542     17,539,106
 du Pont (E.I.) de Nemours and Company,
   1.69631%, Master Note .................       797        797,000
 Merck & Co., Inc.,
   1.75%, 1-18-02 ........................    20,000     19,983,472
 Pfizer Inc.:
   1.75%, 1-2-02 .........................    30,000     29,998,542
   1.75%, 1-7-02 .........................    19,400     19,394,342
   1.79%, 1-18-02 ........................    10,000      9,991,547
 Pharmacia Corporation,
   1.85%, 1-10-02 ........................    18,530     18,521,430
 Procter & Gamble Company (The):
   1.92%, 1-11-02 ........................     2,000      1,998,933
   1.78%, 2-12-02 ........................    19,000     18,960,543
                                                     --------------
                                                        179,835,804
                                                     --------------

 Communication - 0.77%
 BellSouth Corporation,
   1.79%, 1-22-02 ........................     5,462      5,456,297
 SBC Communications Inc.,
   1.83%, 1-17-02 ........................    15,000     14,987,800
                                                     --------------
                                                         20,444,097
                                                     --------------


See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     December 31, 2001

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Depository Institutions - 0.47%
 UBS Finance Delaware LLC,
   1.8%, 1-2-02 ..........................   $12,470 $   12,469,377
                                                     --------------

 Eating and Drinking Places - 1.22%
 McDonald's Corporation:
   1.95%, 1-3-02 .........................    12,000     11,998,700
   1.82%, 1-4-02 .........................    20,164     20,160,942
                                                     --------------
                                                         32,159,642
                                                     --------------

 Electric, Gas and Sanitary Services - 0.45%
 Pacific Gas & Electric Co.,
   6.65%, 1-26-01 (C) ....................    13,000     11,960,000
                                                     --------------

 Food and Kindred Products - 2.64%
 Coca-Cola Company (The),
   1.78%, 1-11-02 ........................    15,000     14,992,583
 ConAgra Foods, Inc.,
   2.0%, 1-28-02 .........................    15,000     14,977,500
 Diageo Capital plc:
   1.92%, 1-2-02 .........................    10,000      9,999,467
   1.85%, 2-1-02 .........................     7,000      6,988,849
 Nestle Capital Corp.,
   1.97%, 1-17-02 ........................    23,000     22,979,862
                                                     --------------
                                                         69,938,261
                                                     --------------

 Nondepository Institutions - 2.26%
 Caterpillar Financial Services Corp.,
   1.88%, 1-22-02 ........................    34,750     34,711,891
 IBM Credit Corp.:
   2.09%, 1-2-02 .........................    15,000     14,999,129
   1.75%, 1-11-02 ........................    10,000      9,995,139
                                                     --------------
                                                         59,706,159
                                                     --------------

 Paper and Allied Products - 0.75%
 Kimberly-Clark Corporation,
   1.78%, 2-14-02 ........................    20,000     19,956,489
                                                     --------------


See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     December 31, 2001

                                           Principal
                                           Amount in
                                           Thousands          Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Petroleum and Coal Products - 0.79%
 BP America Inc.,
   1.72%, 2-7-02 .........................   $21,000 $   20,962,877
                                                     --------------

 Wholesale Trade - Nondurable Goods - 1.43%
 Unilever Capital Corporation:
   2.01%, 1-15-02 ........................    20,000     19,984,367
   1.79%, 2-1-02 .........................    18,000     17,972,255
                                                     --------------
                                                         37,956,622
                                                     --------------

Total Commercial Paper - 17.57%                         465,389,328

Commercial Paper (backed by irrevocable bank
 letter of credit) - 0.30%
 Electric, Gas and Sanitary Services
 AES Hawaii Inc. (Bank of America N.A.),
   1.95%, 1-9-02 .........................     8,000      7,996,533
                                                     --------------

Municipal Obligation - 0.51%
 California
 California Pollution Control Financing
   Authority, Environmental Improvement
   Revenue Bonds, Shell Oil Company Project,
   Series 1998A (Taxable),
   1.84%, 1-2-02 .........................    13,532     13,532,000
                                                     --------------

TOTAL SHORT-TERM SECURITIES - 18.38%                 $  486,917,861
 (Cost: $487,957,861)

TOTAL INVESTMENT SECURITIES - 101.03%                $2,676,921,827
 (Cost: $2,407,735,562)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.03%)     (27,412,700)

NET ASSETS - 100.00%                                 $2,649,509,127


See Notes to Schedule of Investments on page 39.

THE INVESTMENTS OF SCIENCE AND TECHNOLOGY FUND
     December 31, 2001


Notes to Schedule of Investments

  *No dividends were paid during the preceding 12 months.

(A)As of December 31, 2001, all or a portion of these securities are used as cover for the following written call options (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/  Premium     Market
     Security            to Call  Exercise Price    Received      Value
------------------       -------  ----------------  --------      -----
Concord EFS, Inc.         10,896    March/30     $ 3,236,003$ 4,467,360
Forest Laboratories, Inc. 10,406    January/75     2,794,011  7,617,192
ICOS Corporation           2,998    January/65       620,785    149,900
Micron Technology, Inc.    6,811    January/22.5   1,055,705  5,830,216
Research In Motion Limited 4,858    March/22.5     1,676,010  1,909,194
Research In Motion Limited23,511    March/25       6,875,004  6,630,102
Veritas Software Corp.     7,703    January/35     1,055,275  7,703,000
                          ------                  ---------------------
                          67,183                 $17,312,793$34,306,964
                          ======                  ========== ==========

(B)Listed on an exchange outside the United States.

(C)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     SCIENCE AND TECHNOLOGY FUND
     December 31, 2001
     (In Thousands)

ASSETS
 Investment securities -- at value (Notes 1 and 3)  ........$2,676,922
 Cash  .....................................................     8,500
 Receivables:
   Investment securities sold ..............................    18,782
   Fund shares sold ........................................     2,486
   Dividends and interest ..................................       415
 Prepaid insurance premium  ................................        24
                                                            ----------
    Total assets  .......................................... 2,707,129
                                                            ----------
LIABILITIES
 Outstanding written call options at market (Note 6) .......    34,307
 Payable to Fund shareholders  .............................    18,619
 Payable for investment securities purchased  ..............     3,468
 Accrued shareholder servicing (Note 2) ....................       499
 Accrued service fee (Note 2)  .............................       386
 Accrued distribution fee (Note 2)  ........................       151
 Accrued management fee (Note 2)  ..........................        61
 Accrued accounting services fee (Note 2)  .................        10
 Other  ....................................................       119
                                                            ----------
    Total liabilities  .....................................    57,620
                                                            ----------
      Total net assets .....................................$2,649,509
                                                            ==========

See Notes to Financial Statements.

     SCIENCE AND TECHNOLOGY FUND
     December 31, 2001
     (In Thousands)

NET ASSETS
 $1.00 par value capital stock:
   Capital stock ...........................................$  286,418
   Additional paid-in capital .............................. 2,115,133
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment loss ...........    (3,528)
   Accumulated undistributed net realized
    loss on investment transactions ........................      (696)
   Net unrealized appreciation in value of investments .....   271,244
   Net unrealized depreciation in value of written
    call options ...........................................   (16,994)
   Net unrealized depreciation in value of purchased
    call options  ..........................................      (421)
   Net unrealized depreciation in value of purchased
    put options  ...........................................    (1,647)
                                                            ----------
    Net assets applicable to outstanding units of capital  .$2,649,509
                                                            ==========
Net asset value per share (net assets divided by shares outstanding):
 Class A  ..................................................     $9.26
 Class B  ..................................................     $8.94
 Class C  ..................................................     $8.95
 Class Y  ..................................................     $9.45
Capital shares outstanding:
 Class A  ..................................................   277,095
 Class B  ..................................................     6,576
 Class C  ..................................................     1,028
 Class Y  ..................................................     1,719
Capital shares authorized ..................................   490,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     SCIENCE AND TECHNOLOGY FUND
     For the Six Months Ended December 31, 2001
     (In Thousands)
INVESTMENT LOSS
 Income (Note 1B):
   Interest and amortization ..........................     $    8,955
   Dividends (net of foreign withholding taxes of $21)           5,158
                                                            ----------
    Total income  .....................................         14,113
 Expenses (Note 2):                                         ----------
   Investment management fee ..........................         10,686
    Shareholder servicing:
      Class A .........................................          2,949
      Class B .........................................            241
      Class C .........................................             37
      Class Y..........................................             17
    Service fee:
      Class A .........................................          2,913
      Class B .........................................             68
      Class C .........................................             11
    Distribution fee:
      Class A .........................................            201
      Class B .........................................            204
      Class C .........................................             32
    Custodian fees  ...................................             75
    Accounting services fee  ..........................             59
    Legal fees  .......................................             35
    Audit fees  .......................................             13
    Other  ............................................            178
                                                            ----------
      Total expenses ..................................         17,719
                                                            ----------
       Net investment loss  ...........................         (3,606)
REALIZED AND UNREALIZED GAIN (LOSS)                         ----------
 ON INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  .....................        (20,969)
 Realized net gain on written call options  ...........         15,468
 Realized net gain on purchased put options  ............        5,764
 Realized net gain on foreign currency transactions                 95
                                                            ----------
   Realized net gain on investments ...................            358
                                                            ----------
 Unrealized appreciation in value
    of securities during the period  ..................         57,663
 Unrealized depreciation in value of written call
    options during the period .........................        (12,534)
 Unrealized depreciation in value of purchased call
    options during the period ...........................         (421)
 Unrealized depreciation in value of purchased put
    options during the period ...........................       (1,647)
    Unrealized appreciation in value of                     ----------
      investments during the period....................         43,061
                                                            ----------
      Net gain on investments .........................         43,419
                                                            ----------
       Net increase in net assets resulting from operations    $39,813
                                                            ==========
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     SCIENCE AND TECHNOLOGY FUND
     (In Thousands)

                                      For the    For the   For the
                                        six       fiscal    fiscal
                                      months      period  year
                                       ended      ended     ended
                                   December 31,  June 30,December 31,
                                       2001        2001      2000
                                     ---------  ---------   ---------
DECREASE IN NET ASSETS
 Operations:
   Net investment income (loss) ...$   (3,606) $    3,686 $     1,162
   Realized net gain
    on investments  ...............       358       4,984   1,116,743
   Unrealized appreciation
    (depreciation)  ...............    43,061    (504,558) (1,687,573)
                                   ----------  ----------  ----------
    Net increase (decrease) in net
      assets resulting from
      operations ..................    39,813    (495,888)   (569,668)
                                   ----------  ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  ......................    (1,873)     (2,869)        ---
    Class B  ......................       ---         ---         ---
    Class C  ......................       ---         ---         ---
    Class Y  ......................       (40)        (83)        ---
   Realized net gains on
    investment transactions:
    Class A  ......................   (42,348)        ---  (1,080,942)
    Class B  ......................      (976)        ---     (18,653)
    Class C  ......................      (157)        ---      (2,853)
    Class Y  ......................      (260)        ---      (8,720)
                                   ----------  ----------  ----------
                                      (45,654)     (2,952) (1,111,168)
                                   ----------  ----------  ----------
 Capital share transactions (Note 5)  (98,249)    (64,768)  1,202,589
                                   ----------  ----------  ----------
   Total decrease .................  (104,090)   (563,608)   (478,247)
NET ASSETS
 Beginning of period  ............. 2,753,599   3,317,207   3,795,454
                                   ----------  ----------  ----------
 End of period  ...................$2,649,509  $2,753,599  $3,317,207
                                   ==========  ==========  ==========
   Undistributed net
    investment income (loss) ......$   (3,528) $    1,896  $    1,162
                                       ======      ======        ====

*See "Financial Highlights" on pages 44 - 47.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*

                   For the  For the
                      six    fiscal
                    months   periodFor the fiscal year ended December 31,
                     ended    ended-----------------------------------------
                   12-31-01 6-30-01   2000    1999   1998    1997   1996
                   ----------------  -----   -----  -----   -----  -----
Net asset value,
 beginning of period  $9.26 $10.90  $18.43 $ 9.91   $6.71  $7.78   $7.63
                       ----   ----    ----   ----    ----   ----   ----
Income (loss) from investment
 operations:
 Net investment income
   (loss)...........  (0.01)   0.01   0.01   (0.09) (0.03)  (0.01) (0.02)
 Net realized and
   unrealized gain (loss) on
   investments .....   0.18   (1.64) (2.37)  10.12   3.93    0.46   0.66
                       ----   ----    ----   ----    ----   ----   ----
Total from investment
 operations  .......   0.17   (1.63) (2.36)  10.03   3.90    0.45   0.64
                       ----   ----    ----   ----    ----   ----   ----
Less distributions:
 From net investment
   income ..........  (0.01)  (0.01) (0.00)  (0.00) (0.00)  (0.00) (0.00)
 From capital gains   (0.16)  (0.00) (5.17)  (1.51) (0.70)  (1.52) (0.49)
                       ----   ----    ----   ----    ----   ----   ----
Total distributions.  (0.17)  (0.01) (5.17)  (1.51) (0.70)  (1.52) (0.49)
                       ----   ----    ----   ----    ----   ----   ----
Net asset value,
 end of period  ....  $9.26   $9.26 $10.90  $18.43  $9.91   $6.71  $7.78
                       ====   ====    ====   ====    ====   ====   ====
Total return** .....   1.81% -14.95%-13.97% 102.93% 59.31%   7.22%    8.35%
Net assets, end of
 period (in
 millions)  ........ $2,566 $2,658  $3,224 $3,744  $1,668 $1,063      $981
Ratio of expenses to
 average net assets    1.35%***1.32%***1.21% 1.16%   1.05%  1.02%     0.98%
Ratio of net investment
 income (loss) to average
 net assets  .......  -0.23%***0.28%***0.04%-0.79% -0.37%  -0.18%    -0.33%
Portfolio turnover
 rate  .............  37.51%  52.06% 80.14%  40.35% 55.70%  87.68%    33.90%

  *Per share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY FUND
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                                  For the
                            For theFor the For the period
                                six fiscal  fiscal   from
                             months period    year10-4-99*
                              ended  ended   endedthrough
                           12-31-016-30-0112-31-0012-31-99
                           -------------------------------
Net asset value,
 beginning of period         $9.00 $10.66 $18.37  $12.64
                             ----- ------  ------ ------
Income (loss) from investment
 operations:
 Net investment loss         (0.06) (0.04) (0.13)  (0.04)
 Net realized and
   unrealized gain (loss)
   on investments ..           0.16  (1.62)  (2.41)  7.28
                             ----- ------  ------ ------
Total from investment
 operations  .......           0.10  (1.66)  (2.54)  7.24
                             ----- ------  ------ ------
Less distributions:
 From net investment
   income...........          (0.00) (0.00)  (0.00) (0.00)
 From capital gains           (0.16)  (0.00) (5.17)  (1.51)
                             ----- ------  ------ ------
Total distributions.          (0.16) (0.00)  (5.17) (1.51)
                             ----- ------  ------ ------
Net asset value,
 end of period  ....          $8.94 $ 9.00  $10.66 $18.37
                             ===== ======  ====== ======
Total return .......           1.12%-15.57% -15.01% 58.62%
Net assets, end of
 period (in
 millions)  ........            $59    $56     $57    $17
Ratio of expenses to
 average net assets            2.76%** 2.69%**2.45%   2.64%**
Ratio of net investment
 loss to average
 net assets  .......          -1.65%**-1.10%**-1.00%-2.35%**
Portfolio turnover
 rate  .............          37.51% 52.06%  80.14% 40.35%***

  *Commencement of operations of the class.
 **Annualized.
***For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY FUND
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                    For the For theFor the  period
                      six    fiscal fiscal    from
                    months   period   year10-4-99*
                     ended    ended  ended through
                   12-31-01 6-30-0112-31-0012-31-99
                   -------------------------------
Net asset value,
 beginning of period $9.01 $10.67  $18.38 $12.64
                     -----  ------ ------  ------
Income (loss) from investment
 operations:
 Net investment loss (0.06) (0.04)  (0.13) (0.04)
 Net realized and
   unrealized gain (loss)
   on investments ..   0.16   (1.62) (2.41)   7.29
                     -----  ------ ------  ------
Total from investment
 operations  .......   0.10   (1.66) (2.54)   7.25
                     -----  ------ ------  ------
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00)
 From capital gains   (0.16) (0.00)  (5.17) (1.51)
                     -----  ------ ------  ------
Total distributions   (0.16) (0.00)  (5.17) (1.51)
                     -----  ------ ------  ------
Net asset value,
 end of period  ....  $8.95  $ 9.01 $10.67  $18.38
                     =====  ====== ======  ======
Total return .......   1.12% -15.56%-15.01%  58.70%
Net assets, end of
 period (in
 millions)  ........     $9      $9     $9      $3
Ratio of expenses to
 average net assets    2.73%**2.71%** 2.42%  2.42%**
Ratio of net investment
 loss to average
 net assets  .......  -1.62%**-1.12%**-1.00% -2.19%**
Portfolio turnover
 rate  .............  37.51%  52.06% 80.14%  40.35%***

  *Commencement of operations of the class.
 **Annualized.
***For the fiscal year ended December 31, 1999.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     SCIENCE AND TECHNOLOGY FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:*

                                                                 For the
                   For the  For the                               period
                       six   fiscal     For the fiscal year         from
                    months   period      ended December 31,     2-27-96**
                     ended    ended--------------------------------   to
                  12-31-01  6-30-01   2000    1999   1998    1997  12-31-96
                   -------  -------  -----   -----  -----   -----  ------
Net asset value,
 beginning of period  $9.44 $11.12  $18.65 $ 9.98   $6.74  $7.79   $8.02
                     ------ ------  ------  -----   -----  -----  -----
Income (loss) from investment
 operations:
 Net investment income
   (loss) ..........   0.05    0.01   0.02   (0.04) (0.01)  (0.00) (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..   0.14   (1.66) (2.38)  10.22   3.95    0.47   0.27
                     ------ ------  ------  -----   -----  -----  -----
Total from investment
 operations  .......   0.19   (1.65) (2.36)  10.18   3.94    0.47   0.26
                     ------ ------  ------  -----   -----  -----  -----
Less distributions:
 From net investment
   income...........  (0.02)  (0.03) (0.00)  (0.00) (0.00)  (0.00) (0.00)
 From capital gains   (0.16)  (0.00) (5.17)  (1.51) (0.70)  (1.52) (0.49)
                     ------ ------  ------  -----   -----  -----  -----
Total distributions.  (0.18)  (0.03) (5.17)  (1.51) (0.70)  (1.52) (0.49)
                     ------ ------  ------  -----   -----  -----  -----
Net asset value,
 end of period  ....  $9.45  $ 9.44 $11.12  $18.65  $9.98   $6.74  $7.79
                     ====== ======  ======  =====   =====  =====  =====
Total return .......   2.07% -14.87%-13.80% 103.72% 59.71%   7.43%  3.25%
Net assets, end of
 period (in
 millions)  ........    $16     $31    $27     $31     $6      $4     $3
Ratio of expenses to
 average net assets    1.01%***1.00%***0.98%  0.95%  0.79%  0.85%   0.80%***
Ratio of net investment
 income (loss) to average
 net assets  .......   0.12%***0.58%***0.26% -0.59% -0.12% -0.01%  -0.12%***
Portfolio turnover
 rate  .............  37.51%  52.06% 80.14%  40.35% 55.70%  87.68% 33.90%****

   *Per share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
  **Commencement of operations of the class.
 ***Annualized.
****For the fiscal year ended December 31, 1996.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund (the "Funds") are three of those mutual funds and are the only funds included in these financial statements. Effective for the fiscal period ended June 30, 2001, the Funds changed their fiscal year end for both financial reporting and Federal income tax purposes to June 30 from December 31. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and
     asked prices quoted by major dealers in such stocks.   Securities for which
     quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.   Options -- See Note 6 -- Options.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

                                                            Annual
Fund                     Net Asset Breakpoints              Rate
---------------------------------------------------------------------
Waddell & Reed Advisors Accumulative Fund
                         Up to $1 Billion                   .700%
                         Over $1 Billion up to $2 Billion   .650%
                         Over $2 Billion up to $3 Billion   .600%
                         Over $3 Billion                    .550%

Waddell & Reed Advisors Core Investment Fund
                         Up to $1 Billion                   .700%
                         Over $1 Billion up to $2 Billion   .650%
                         Over $2 Billion up to $3 Billion   .600%
                         Over $3 Billion up to $6 Billion   .550%
                         Over $6 Billion                    .500%

Waddell & Reed Advisors Science and
  Technology Fund        Up to $1 Billion                   .850%
                         Over $1 Billion up to $2 Billion   .830%
                         Over $2 Billion up to $3 Billion   .800%
                         Over $3 Billion                    .760%

The Corporation accrues and pays this fee daily.

Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of each Fund's records, pricing of each Fund's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                      Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, each Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Corporation pays WARSCO a per account charge for shareholder servicing for each shareholder account which was
in existence at any time during the prior month.   The monthly fee is as
follows: Accumulative Fund and Science and Technology Fund - $1.5292; Core Investment Fund - $1.5792. Prior to December 1, 2001, the monthly fee was as follows: Accumulative Fund and Science and Technology Fund - $1.3625; Core Investment Fund - $1.4125. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. During the period ended December 31, 2001, W&R received the following amounts in gross sales commissions and deferred sales charges.

                                                       CDSC
                                   Gross Sales    -----------------
                                   Commissions    Class B   Class C
     Waddell & Reed Advisors
      Accumulative Fund            $2,249,465    $36,586    $1,118
     Waddell & Reed Advisors
      Core Investment Fund          5,545,695     97,904     3,360
     Waddell & Reed Advisors Science
       and Technology Fund          2,391,475     43,535       973

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended December 31, 2001, W&R paid the following amounts: Waddell & Reed Advisors Accumulative Fund
- $1,552,239; Waddell & Reed Advisors Core Investment Fund - $3,545,963 and Waddell & Reed Advisors Science and Technology Fund - $1,540,085.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund paid Directors' fees of $37,013, $115,549 and $43,447, respectively, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Investment securities transactions for the period ended December 31, 2001 are summarized as follows:

                                                       Waddell &
                            Waddell &      Waddell &  Reed Advisors
                        Reed Advisors Reed Advisors   Science and
                         Accumulative Core Investment   Technology
                                 Fund           Fund           Fund
                          -----------   ------------   ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities $3,673,353,507 $  725,345,878$   800,394,988
Purchases of U.S. Government
 obligations                      ---            ---            ---
Purchases of short-term
 securities             7,232,829,729  4,002,264,918 10,472,976,110
Purchases of options              ---     15,228,757     51,715,372
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  3,640,912,023    717,097,910    747,550,165
Proceeds from maturities and
 sales of U.S. Government
 obligations                      ---            ---            ---
Proceeds from maturities and sales
 of short-term securities7,234,092,260 4,325,802,968 10,625,558,375
Proceeds from options             ---      2,225,383     65,079,082

For Federal income tax purposes, cost of investments owned at December 31, 2001 and the related appreciation (depreciation) were as follows:

                                                                  Aggregate
                                                               Appreciation
                                 Cost AppreciationDepreciation(Depreciation)
                       -------------- --------------------------------------
Waddell & Reed Advisors
 Accumulative Fund     $2,281,509,662$   61,813,309$164,529,704$ (102,716,395)
Waddell & Reed Advisors
 Core Investment Fund   5,349,430,3531,791,621,619 352,935,8561,438,685,763
Waddell & Reed Advisors
 Science and Technology Fund2,407,735,562451,147,415181,961,150269,186,265

NOTE 4 -- Federal Income Tax Matters

The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, Waddell & Reed Advisors Accumulative Fund and Waddell & Reed Advisors Core Investment Fund realized capital losses of $32,853,319 and $376,096,551, respectively, during the fiscal period ended June 30, 2001. These losses are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized by June 30, 2009. Remaining capital gain net income from the fiscal year ended December 31, 2000 has been distributed to both Fund's shareholders. For Federal income tax purposes, Waddell & Reed Advisors Science and Technology Fund realized capital gain net income of $4,984,100 during the fiscal period ended June 30, 2001, which has been distributed to the Fund's shareholders along with the remaining capital gain net income from the fiscal year ended December 31, 2000.

NOTE 5 -- Multiclass Operations

Each Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal period ended December 31, 2001 are summarized below. Amounts are in thousands.

                                        Waddell &     Waddell &
                          Waddell & Reed Advisors    Reed Advisors
                      Reed Advisors          Core   Science and
                       Accumulative    Investment    Technology
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............       38,468        67,375        29,365
 Class B .............        2,152         3,837           931
 Class C .............        1,119         1,777           199
 Class Y  ............          664         2,160         9,829
Shares issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............       37,812        48,209         4,668
 Class B .............          742           733           115
 Class C .............          215           196            17
 Class Y  ............          130         1,262            33
Shares redeemed:
 Class A  ............      (45,909)     (114,072)      (44,096)
 Class B .............         (508)       (1,936)         (666)
 Class C .............         (272)         (539)         (149)
 Class Y  ............         (668)       (4,376)      (11,458)
                         ----------   -----------    ----------
Increase (decrease) in
 outstanding capital
 shares  .............       33,945        4,626        (11,212)
                         ==========   ===========    ==========
Value issued from sale
 of shares:
 Class A  ............     $268,768      $390,174      $259,756
 Class B .............       14,754        21,798         7,964
 Class C .............        7,633        10,028         1,695
 Class Y  ............        4,719        12,513        89,422
Value issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............      230,654       266,626        41,876
 Class B .............        4,459         3,971           976
 Class C .............        1,290         1,062           151
 Class Y  ............          795         6,959           300
Value redeemed:
 Class A  ............     (322,788)     (655,983)     (389,628)
 Class B .............       (3,448)      (10,803)       (5,581)
 Class C .............       (1,852)       (3,006)       (1,258)
 Class Y  ............       (4,746)      (25,087)     (103,922)
                           --------      --------     ---------
Increase (decrease) in
 outstanding capital .     $200,238      $ 18,252      $(98,249)
                           ========      ========     =========

Transactions in capital stock for the fiscal period ended June 30, 2001 are summarized below. Amounts are in thousands.

                                        Waddell &     Waddell &
                          Waddell & Reed Advisors    Reed Advisors
                      Reed Advisors          Core   Science and
                       Accumulative    Investment    Technology
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............       26,107        76,610        54,851
 Class B .............        1,859         4,635         1,395
 Class C .............          431         1,140           252
 Class Y  ............          729         2,001         5,861
Shares issued from
 reinvestment of dividends:
 Class A  ............          722         1,086           288
 Class B .............          ---           ---           ---
 Class C .............          ---           ---           ---
 Class Y  ............            3            77             5
Shares redeemed:
 Class A  ............      (28,413)     (105,755)      (63,833)
 Class B .............         (293)       (1,024)         (568)
 Class C .............         (102)         (324)         (133)
 Class Y  ............         (543)       (3,710)       (4,988)
                         ----------   -----------    ----------
Increase (decrease) in
 outstanding capital
 shares  .............          500      (25,264)        (6,870)
                         ==========   ===========    ==========
Value issued from sale
 of shares:
 Class A  ............     $203,909      $496,769      $536,826
 Class B .............       14,356        29,997        13,260
 Class C .............        3,348         7,374         2,391
 Class Y  ............        5,704        13,205        56,309
Value issued from
 reinvestment of dividends:
 Class A  ............        5,473         6,679         2,631
 Class B .............          ---           ---           ---
 Class C .............          ---           ---           ---
 Class Y  ............           23           471            44
Value redeemed:
 Class A  ............     (221,824)     (679,723)     (622,008)
 Class B .............       (2,225)       (6,462)       (5,321)
 Class C .............         (786)       (2,036)       (1,239)
 Class Y  ............       (4,218)      (23,823)      (47,661)
                           --------      --------     ---------
Increase (decrease) in
 outstanding capital .     $  3,760     $(157,549)     $(64,768)
                           ========      ========     =========

Transactions in capital stock for the fiscal year ended December 31, 2000 are summarized below. Amounts are in thousands.

                                        Waddell &     Waddell &
                          Waddell & Reed Advisors    Reed Advisors
                      Reed Advisors          Core   Science and
                       Accumulative    Investment    Technology
                               Fund          Fund          Fund
                        -----------  ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............       31,137        91,714       115,792
 Class B .............        1,642         7,560         3,183
 Class C .............          347         1,941           605
 Class Y  ............          121         4,389         1,326
Shares issued from
 reinvestment of dividends
 and/or capital gains distribution:
 Class A  ............       62,375       223,601        88,294
 Class B .............          482         2,053         1,662
 Class C .............           88           446           255
 Class Y  ............          164         6,031           519
Shares redeemed:
 Class A  ............      (38,201)     (151,399)     (111,350)
 Class B .............         (120)         (942)         (420)
 Class C .............          (34)         (277)         (173)
 Class Y  ............          (85)      (15,540)       (1,073)
                         ----------   -----------    ----------
Increase in
 outstanding capital
 shares  .............       57,916      169,577         98,620
                         ==========   ===========    ==========
Value issued from sale
 of shares:
 Class A  ............     $307,326    $  800,062    $2,131,530
 Class B .............       16,062        65,702        59,021
 Class C .............        3,404        16,845        11,126
 Class Y  ............        1,210        38,498        23,947
Value issued from
 reinvestment of dividends and/or
 capital gains distribution:
 Class A  ............      515,628     1,577,716     1,003,921
 Class B .............        3,959        14,310        18,503
 Class C .............          721         3,102         2,841
 Class Y  ............        1,353        42,671         6,020
Value redeemed:
 Class A  ............     (383,969)   (1,307,433)   (2,024,166)
 Class B .............       (1,187)       (7,938)       (6,990)
 Class C .............         (341)       (2,419)       (3,056)
 Class Y  ............         (832)     (133,597)      (20,108)
                           --------      --------     ---------
Increase in
 outstanding capital       $463,334   $1,107,519     $1,202,589
                           ========      ========     =========

NOTE 6 -- Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Core Investment Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
      June 30, 2001                  ---     $      ---
     Options written              10,457      2,225,384
     Options terminated
       in closing purchase
       transactions              (10,457)    (2,225,384)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----     ----------
     Outstanding at
       December 31, 2001             ---     $      ---
                                   =====     ==========

For Science and Technology Fund, transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
      June 30, 2001               45,041    $19,586,617
     Options written             209,524     47,215,859
     Options terminated
       in closing purchase
       transactions             (149,391)   (38,890,813)
     Options exercised           (23,864)    (6,795,650)
     Options expired             (14,127)    (3,803,220)
                                   -----      ---------
     Outstanding at
       December 31, 2001          67,183    $17,312,793
                                   =====      =========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund, and Waddell & Reed Advisors Science and Technology Fund (collectively the "Funds"), three of the mutual funds comprising Waddell & Reed Advisors Funds, Inc. as of December 31, 2001, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended, the fiscal period from January 1, 2001 through June 30, 2001, and the fiscal year ended December 31, 2000, and the financial highlights for the six-month period ended December 31, 2001, the fiscal period from January 1, 2001 through June 30, 2001, and each of the five fiscal years in the period ended December 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Waddell & Reed Advisors Funds, Inc. as of December 31, 2001, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended, the fiscal period from January 1, 2001 through June 30, 2001 and the fiscal year ended December 31, 2000, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 8, 2002

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


SELECTED OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Zachary H. Shafran, Vice President
James D. Wineland, Vice President

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

-------------------------------------------------------------------
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355


Our INTERNET address is:
  http://www.waddell.com

NUR1022SA(12-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.